As filed with the Securities and Exchange Commission on December 20, 2011

1933 Act Registration Number: 033-36324

1940 Act Registration Number: 811-06153

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 64	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 66

(Check appropriate box or boxes.)

Integrity Managed Portfolios

(Exact name of Registrant as Specified in Charter)

1 North Main Street,

Minot, North Dakota 58703

(Address of principal offices) (Zip code)

701-852-5292

(Registrant’s Telephone Number, Including Area Code)

Shannon D. Radke,

1 North Main Street,

Minot, ND 58703

(Name and Address of Agent for Service)

With Copies to:

Mark J. Kneedy, Chapman and Cutler LLP,

111 West Monroe Street,

Chicago, IL 60603-4080

Approximate Date of Proposed Public Offering: As soon as practicable after effectiveness

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed posteffective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-effective Amendment Number 64 to Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minot, State of North Dakota, on the 20th day of December, 2011.

INTEGRITY MANAGED PORTFOLIOS

By:	/s/ Shannon D. Radke
Shannon D. Radke
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment Number 64 to the Registration Statement has been signed below by the following persons in the capacities indicated on December 20, 2011:

Signature	Title

/s/ Shannon D. Radke Shannon D. Radke	President (Principal Executive Officer)

/s/ Adam Forthun Adam Forthun	Treasurer (Principal Financial and Accounting Officer)

Robert E. Walstad*	Trustee and Chairman of the Board
Jerry M. Stai*	Trustee )
Orlin W. Backes*	Trustee )
R. James Maxson*	Trustee )

By:	/s/ Shannon D. Radke
Shannon D. Radke
Attorney-in-Fact

*	An original power of attorney authorizing Shannon D. Radke to execute any amendment to Registration Statement No. 33-36324 for each of the trustees of the Registrant on whose behalf this Post-Effective Amendment No. 64 to the Registration Statement is being filed has been executed and previously filed with the Securities and Exchange Commission.

EXHIBIT LISTING

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase